Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Summary of operating loss carryforwards
$
HOMI USA Inc. *	3,467
HOMI Israel Ltd.	1,740
HOMI Industries Ltd.	3,199
HOMI Europe SARL	1,111
HOMI Inc.	320
HOMI UK LTD.	724
HOMI Australia PTY.	340
HOMI France	145
11,046

*
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating losses before utilization

Summary of deferred tax assets and liability
	December 31,
	2012	2011
Deferred Tax assets-Operating loss carryforwards	2,789	2,258
Deferred Tax Liabilities-Temporary differences in regard to expenses and property	(51)	(59)

Net deferred tax asset before valuation allowance	2,738	2,199
Valuation allowance	(2,738)	(2,199)

Net deferred tax	-	-

Summary of breakdown of losses before taxes
	Year Ended December 31,
	2012	2011
Israel	1,044	1,171
USA	1,628	379
ROW	218	195
	2,890	1,745